Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for non-PEO NEOs(1)	Average Compensation Actually Paid to non-PEO NEOs(2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return	Net Income (Loss) (in thousands)
2024	$3,103,849	$6,483,863	$1,353,650	$2,738,739	$49.18	$(78,640)
2023	$3,746,158	$1,540,840	$1,238,021	$615,511	$27.29	$(66,215)
2022	$3,459,754	$(3,182,280)	$1,166,024	$(1,342,507)	$44.71	$(98,007)
2021	$11,018,879	$11,870,240	$4,696,518	$4,650,892	$100.71	$(59,203)

(1)
The PEO for 2024, 2023, 2022 and 2021 is Mr. Gruber. The Non-PEO NEOs for whom the average compensation is presented in this table for 2022 and 2021 are Messrs. Smull, Ryan, and Bloom and Timothy J. Cesarek, our former Chief Commercial Officer. The Non-PEO NEOs for whom the average compensation is presented in this table for 2023 are Messrs. Smull, Ryan, Cesarek and Bloom and Kimberly T. Bowron, our Chief People and IT Officer. The Non-PEO NEOs for whom the average compensation is presented in this table for 2024 are Messrs. Smull, Ryan, Bloom and Shafer.

(2)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

PEO
Fiscal Year	2024
Summary Compensation Table Total	$3,103,849
Minus: Grant Date Fair Value of Options Awards and Stock Awards Granted in Fiscal Year	$(1,624,735)
Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$4,823,605
Plus: Change in Fair Value as of Fiscal Year-End of Outstanding and Unvested Options Awards and Stock Awards Granted in Prior Fiscal Years	$1,103,403
Plus: Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—
Plus: Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(922,259)
Minus: Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—
Compensation Actually Paid	$6,483,863
Non-PEO NEOs
Fiscal Year	2024
Average Summary Compensation Table Total	$1,353,650
Minus: Grant Date Fair Value of Options Awards and Stock Awards Granted in Fiscal Year	$(556,313)
Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$1,651,207
Plus: Change in Fair Value as of Fiscal Year-End of Outstanding and Unvested Options Awards and Stock Awards Granted in Prior Fiscal Years	$462,279
Plus: Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—
Plus: Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(172,084)
Minus: Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—
Average Compensation Actually Paid	$2,738,739
In accordance with Item 402(v) of Regulation S-K, we are providing the following graphical descriptions of the relationships between information presented in the Pay Versus Performance table on compensation actually paid and each of total shareholder return (“TSR”) or net income (loss). We do not utilize TSR and net income (loss) in our executive compensation program. As described in more detail above in the section “Compensation Discussion and Analysis,” part of the compensation our named executive officers are eligible to receive consists of annual cash bonuses that are designed to provide appropriate incentives to our executives to achieve defined annual corporate goals and to reward our executives for achievement towards these goals. Additionally, we view premium-priced stock options, which are part of our executive compensation program, as related to company performance although not directly tied to TSR, because they provide value only if the market price of our common stock increases, and if the executive officer continues in our employment over the vesting period. These stock option awards intend to align our executive officers’ interests with those of our stockholders by providing a continuing financial incentive to maximize long-term value for our stockholders and by encouraging our executive officers to continue in our employment for the long-term.

Named Executive Officers, Footnote
(1)
The PEO for 2024, 2023, 2022 and 2021 is Mr. Gruber. The Non-PEO NEOs for whom the average compensation is presented in this table for 2022 and 2021 are Messrs. Smull, Ryan, and Bloom and Timothy J. Cesarek, our former Chief Commercial Officer. The Non-PEO NEOs for whom the average compensation is presented in this table for 2023 are Messrs. Smull, Ryan, Cesarek and Bloom and Kimberly T. Bowron, our Chief People and IT Officer. The Non-PEO NEOs for whom the average compensation is presented in this table for 2024 are Messrs. Smull, Ryan, Bloom and Shafer.

PEO Total Compensation Amount	$ 3,103,849	$ 3,746,158	$ 3,459,754	$ 11,018,879
PEO Actually Paid Compensation Amount	$ 6,483,863	1,540,840	(3,182,280)	11,870,240
Adjustment To PEO Compensation, Footnote
(2)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

PEO
Fiscal Year	2024
Summary Compensation Table Total	$3,103,849
Minus: Grant Date Fair Value of Options Awards and Stock Awards Granted in Fiscal Year	$(1,624,735)
Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$4,823,605
Plus: Change in Fair Value as of Fiscal Year-End of Outstanding and Unvested Options Awards and Stock Awards Granted in Prior Fiscal Years	$1,103,403
Plus: Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—
Plus: Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(922,259)
Minus: Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—
Compensation Actually Paid	$6,483,863
Non-PEO NEOs
Fiscal Year	2024
Average Summary Compensation Table Total	$1,353,650
Minus: Grant Date Fair Value of Options Awards and Stock Awards Granted in Fiscal Year	$(556,313)
Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$1,651,207
Plus: Change in Fair Value as of Fiscal Year-End of Outstanding and Unvested Options Awards and Stock Awards Granted in Prior Fiscal Years	$462,279
Plus: Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—
Plus: Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(172,084)
Minus: Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—
Average Compensation Actually Paid	$2,738,739

Non-PEO NEO Average Total Compensation Amount	$ 1,353,650	1,238,021	1,166,024	4,696,518
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,738,739	615,511	(1,342,507)	4,650,892
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

PEO
Fiscal Year	2024
Summary Compensation Table Total	$3,103,849
Minus: Grant Date Fair Value of Options Awards and Stock Awards Granted in Fiscal Year	$(1,624,735)
Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$4,823,605
Plus: Change in Fair Value as of Fiscal Year-End of Outstanding and Unvested Options Awards and Stock Awards Granted in Prior Fiscal Years	$1,103,403
Plus: Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—
Plus: Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(922,259)
Minus: Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—
Compensation Actually Paid	$6,483,863
Non-PEO NEOs
Fiscal Year	2024
Average Summary Compensation Table Total	$1,353,650
Minus: Grant Date Fair Value of Options Awards and Stock Awards Granted in Fiscal Year	$(556,313)
Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$1,651,207
Plus: Change in Fair Value as of Fiscal Year-End of Outstanding and Unvested Options Awards and Stock Awards Granted in Prior Fiscal Years	$462,279
Plus: Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—
Plus: Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(172,084)
Minus: Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—
Average Compensation Actually Paid	$2,738,739

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 49.18	27.29	44.71	100.71
Net Income (Loss)	$ (78,640)	$ (66,215,000)	$ (98,007,000)	$ (59,203,000)
PEO Name	Mr. Gruber
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,624,735)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,823,605
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,103,403
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(922,259)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(556,313)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,651,207
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	462,279
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (172,084)